Revision of Prior Year Financial Statements - Schedule of Revised Prior Period Balances (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current liabilities	$ 1,059,000		$ 1,289,785	$ 14,178,229
Total liabilities	21,370,000		19,586,000
Additional paid-in capital	70,679,000		59,141,404	19,235,512
Accumulated deficit	(81,989,000)		(70,338,126)	(57,100,511)
Total stockholders' deficit	(11,303,000)		(11,189,953)	(37,864,463)	(34,195,637)
Liabilities and stockholders' deficit	10,067,000		8,395,925	1,586,691
Other income (expense)		(8,000)	(3,948,578)	(1,965)
Net loss	(11,651,000)	(834,000)	(13,237,616)	(3,707,243)
Basic and diluted net loss per common share	$ (1.67)	$ (1.56)	$ (10.42)	$ (6.92)
Series A Warrant liability [Member]
Warrant liability	3,582,000		857,362
Series B Warrant liability [Member]
Warrant liability	14,180,000		17,438,731
Previously reported [Member]
Current liabilities			1,290,000
Total liabilities			18,729,000
Additional paid-in capital			60,636,000
Accumulated deficit			(70,975,000)
Total stockholders' deficit			(10,330,000)
Liabilities and stockholders' deficit			8,396,000
Other income (expense)			(4,585,000)
Net loss			(13,875,000)
Basic and diluted net loss per common share			$ (10.92)
Previously reported [Member] | Series B Warrant liability [Member]
Warrant liability			17,439,000
Adjustment [Member]
Total liabilities			857,000
Additional paid-in capital			(1,494,000)
Accumulated deficit			637,000
Total stockholders' deficit			(857,000)
Other income (expense)			637,000
Net loss			637,000
Basic and diluted net loss per common share			$ 0.50
Adjustment [Member] | Series A Warrant liability [Member]
Warrant liability			$ 857,000